Derivative Financial Instruments	12 Months Ended
Jul. 02, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
8. DERIVATIVE FINANCIAL INSTRUMENTS
     Sysco manages its debt portfolio to achieve an overall desired position of fixed and floating rates and may employ interest rate swaps from time to time to achieve this position. The company does not use derivative financial instruments for trading or speculative purposes.
     In September 2009, the company entered into an interest rate swap agreement that effectively converted $200.0 million of fixed rate debt maturing in fiscal 2014 to floating rate debt. In October 2009, the company entered into an interest rate swap agreement that effectively converted $250.0 million of fixed rate debt maturing in fiscal 2013 to floating rate debt. Both transactions were entered into with the goal of reducing overall borrowing cost and increasing floating interest rate exposure. These transactions were designated as fair value hedges since the swaps hedge against the changes in fair value of fixed rate debt resulting from changes in interest rates.
     The location and the fair value of derivative instruments in the consolidated balance sheet as of each fiscal year-end are as follows:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value
	(In thousands)
Fair Value Hedge Relationships:
Interest rate swap agreements
July 2, 2011	Other assets	$13,482	N/A	N/A
July 3, 2010	Other assets	$11,045	N/A	N/A
     The location and effect of derivative instruments and related hedged items on the consolidated results of operations for each fiscal year presented on a pre-tax basis are as follows:

		Amount of (Gain) or Loss
		Recognized in Income
	Location of (Gain)
	or Loss Recognized		2010
	in Income	2011	(53 Weeks)	2009
			(In thousands)
Fair Value Hedge Relationships:
Interest rate swap agreements	Interest expense	$(9,026)	$(10,557)	N/A
     Hedge ineffectiveness represents the difference between the changes in the fair value of the derivative instruments and the changes in fair value of the fixed rate debt attributable to changes in the benchmark interest rate. Hedge ineffectiveness is recorded directly in earnings within interest expense and was immaterial for fiscal 2011 and fiscal 2010. The interest rate swaps do not contain a credit-risk-related contingent feature.